Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information
Note 4 – Segment information

The Company has one reportable segment:

- Import- export, marketing and distribution of food products.

Factors that management used to identify the Company's reportable segments

The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different marketing strategies.
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision maker has been identified as the management team including the Chief Executive Officer, and the co-chairman of the board of directors.

The table below shows the Company's revenues from major groups of products that contributed 10% or more to the Company's total revenues in the years 2023 to 2025:
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3	2 0 2 5
	NIS	NIS	NIS	US Dollars
Dairy and Dairy Substitute Products	213,480	209,974	212,728	66,608
Canned Vegetables, Fruits and Pickles	110,255	104,027	(*) 86,212	34,563
Canned Fish	86,302	83,056	74,750	27,367
Cereals, rice and pastas	74,577	59,026	61,573	23,378
Oils	47,942	46,727	43,058	15,029
Other	78,049	72,985	(*) 64,941	24,467
	610,605	575,795	543,262	191,412

(*) Reclassified

Revenues by customer group

	Percentage of Total Sales Year ended December 31,
	2 0 2 5	(*)2024	(*)2023

Large retail supermarket chains	55%	53%	53%
Small supermarket chains	15%	15%	14%
Institutional market - wholesalers	9%	10%	10%
Private customers	8%	6%	6%
Institutional market - catering and restaurants	7%	7%	9%
Government customers	1%	3%	3%
Other customers	5%	6%	5%
	100%	100%	100%

Revenues from main customers of the Import segment
The Company has one customer who represented more than 10% of the total sales which amounted to NIS 65,084 thousand in 2025 (2024: NIS 51,371 thousand 2023: NIS 60,431 thousand).